Related Party Transactions	12 Months Ended
Dec. 31, 2010
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
RELATED PARTY TRANSACTIONS
Boyd Percentage Ownership
William S. Boyd, our Executive Chairman of the Board of Directors, together with his immediate family, beneficially owned approximately 37% of our outstanding shares of common stock as of December 31, 2010. As such, the Boyd family has the ability to significantly influence our affairs, including the election of members of our Board of Directors and, except as otherwise provided by law, approving or disapproving other matters submitted to a vote of our stockholders, including a merger, consolidation or sale of assets. For each of the years ended December 31, 2010, 2009 and 2008, there were no related party transactions between the Company and the Boyd family.
Compensation of Certain Borgata Employees
Borgata reimburses Boyd for compensation paid to employees performing services for Borgata and for out-of-pocket costs and expenses incurred related to travel. Boyd is also reimbursed for various payments made on Borgata's behalf, primarily related to third party insurance premiums and certain financing fees. The related amounts due to Boyd for these types of expenditures paid by Boyd were $0.9 million and $0.8 million at December 31, 2010 and 2009, respectively. Reimbursable expenditures were $9.1 million, $7.4 million and $9.2 million for each of the years ended December 31, 2010, 2009 and 2008, respectively. In each case, reimbursable expenses are included in selling, general and administrative on the consolidated statements of operations.
Borgata Ground Leases
Borgata entered into a series of ground lease agreements with MGM totaling 19.6 acres that provides the land on which Borgata's existing employee parking garage, public space expansion, rooms expansion, modified surface parking lot and proposed alternative parking structure reside. The lease terms extend until December 31, 2070 with the exception of the surface parking lot lease which could be terminated by either party upon 30 days written notice. Borgata did not have any amounts due to MGM for these types of expenditures at either December 31, 2010 or 2009. On November 4, 2010, MGM sold the land comprising the employee parking garage, public space expansion, rooms expansion and proposed alternative parking structure. Related rent incurred was $5.4 million, $6.5 million and $6.1 million for the years ended December 31, 2010, 2009 and 2008, respectively, which was included in selling, general and administrative on the consolidated statements of operations.
Pursuant to the ground lease agreements, Borgata is responsible for reimbursing the land owner for related property taxes paid on its behalf. Borgata did not have any amounts due to MGM or the new land owner for these types of expenditures at either December 31, 2010 or 2009. Related property tax incurred was $12.9 million, $12.2 million and $11.7 million for the years ended December 31, 2010, 2009 and 2008, respectively, which was included in selling, general and administrative on the consolidated statements of operations.